ACQUISITION	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about business combination [abstract]
ACQUISITION	ACQUISITION
On October 23, 2023, Cybin completed the acquisition of Small Pharma and its wholly-owned subsidiary Small Pharma Ltd. (the “Acquisition”) and issued 0.00634 Common Shares for every one common share of Small Pharma outstanding, resulting in a total of 2,130,138 Common Shares being issued to Small Pharma shareholders. As a result of the Acquisition, Small Pharma became a wholly-owned subsidiary of Cybin. On December 16, 2023 the Company changed the name of Small Pharma Ltd. to Cybin UK Ltd.

In connection with the Acquisition, all unvested options of Small Pharma were vested and holders were able to exercise their options prior to the close of the Acquisition. All stock options of Small Pharma remaining unexercised at October 23, 2023 were cancelled and compensation of $0.001 per stock option was paid to the optionees.

As at October 23, 2023 Small Pharma’s patent portfolio consisted of 17 active patent families with 92 pending applications and 30 granted patents across its psychedelic and non-psychedelic portfolio.

The Company determined that the Acquisition was a business combination under IFRS. The consideration for the acquisition and measurement of assets acquired and liabilities assumed, as well as goodwill, in accordance with IFRS 3 - Business Combinations, is as follows:

Acquisition Summary
Share Consideration	$53,481
Fair value of purchaser consideration	$53,481

Allocation of Purchase Price
Cash	$7,632
Current assets	$510
Net equipment	$37
Intellectual property	$29,339
Right of use asset	$412
Lease liability	$(415)
Liabilities assumed	$(6,686)
Goodwill	$22,652
Total allocation of purchase price	$53,481

A professional valuator was engaged by the Company to estimate the value of the assets of Small Pharma for the purpose of the final purchase price allocation. Accordingly, the purchase price allocation was subject to change as at March 31, 2024. The final purchase price allocation was completed within the required one-year measurement period and did not result in any changes from the provisional amounts previously reported. As such, the allocation of the purchase consideration to the identifiable assets acquired and liabilities assumed remains unchanged.

As at February 28, 2023, Small Pharma had Canadian loss carry forwards of $9,393 and UK loss carry forwards (stated in Canadian dollars) of $46,631. No value has been ascribed to loss carry forwards in these consolidated financial statements. Tax values of assets acquired may differ from their accounting values.

The following revenue and net loss is attributable to Small Pharma for the period from the Acquisition date to March 31, 2024 and included in these consolidated financial statements for the comparative year.

Revenue	$—
Net loss	$(1,666)